CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	$ 1,143	$ 595	$ 448
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	393	557	586
Write down of inventories	80	125	56
(Gain) loss on disposal of property, plant and equipment	(110)	23	(78)
Deferred income taxes	(12)	(15)	(121)
Changes in operating assets and liabilities:
Accounts receivable	214	801	(234)
Inventories	1,539	(868)	957
Prepaid expenses and other assets	100	70	(584)
Accounts payable	2	62	(1,032)
Accrued expenses and other liabilities	697	344	62
Income tax payable	55	121	5
Long-term deposits	122	(167)	0
Net cash provided by operating activities	4,223	1,648	65
Investing activities:
Purchase of property, plant and equipment	(129)	(73)	(319)
Proceeds from disposal of property, plant and equipment	110	41	79
Acquisition of a subsidiary	(19)	0	0
Repayment from amount due from an equity method investee	0	110	0
Increase in long-term loan receivable	0	(269)	(167)
Repayment from long-term loan receivable	184	0	0
Release of bank pledged deposit	643	0	0
Contribution from a non-controlling shareholder	26	6	0
Net cash (used in) provided by investing activities	815	(185)	(407)
Financing activities:
Proceed from exercise of employee share options	30	0	0
Cash dividends paid	(758)	(568)	(340)
Repayment of obligations under capital leases	0	0	(3)
Repayment of bank loans	0	(112)	(262)
Net cash used in financing activities	(728)	(680)	(605)
Net (decrease) increase in cash and cash equivalents	4,310	783	(947)
Cash and cash equivalents at the beginning of year	5,416	4,634	5,575
Effect of exchange rate changes on cash	1	(1)	6
Cash and cash equivalents at the end of year	9,727	5,416	4,634
Supplemental cash flow information:
Interest	7	1	9
Income taxes	$ 91	$ 66	$ 77